Note 9 - Warrants	9 Months Ended
Sep. 30, 2015
Warrants [Abstract]
Warrants [Text Block]

9. Warrants

The Company had outstanding warrants to purchase 2,082,222 shares and 822,222 shares of our common stock as of September 30, 2015 and September 30, 2014, respectively. Warrants to purchase 2,060,000 of those shares at September 30, 2015 are considered derivative warrants because they contain exercise-price adjustment features. The remaining warrant to purchase 22,222 shares that was outstanding as of September 30, 2015 and 2014 is a non-derivative warrant, which expires on February 1, 2017, and has an exercise price of $1.50 per share of common stock.

July 30, 2014 Warrants

On July 30, 2014, we issued warrants to individuals who provided guarantees in connection with a $5,000,000 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 800,000 shares of our common stock. The warrants vested immediately and are exercisable any time prior to their expiration on October 30, 2019. These warrants have anti-dilution provisions that could require some of the warrants' terms to change upon the occurrence of certain future events including the warrants' strike price and the number of shares that can be purchased by the warrant holders.

When the warrants were issued, they allowed warrant holders to purchase shares of our common stock for $3.15 per share, which was $0.01 per share higher than the closing market price of our common stock on July 30, 2014. On August 28, 2015, restricted stock was awarded to our directors pursuant to our director compensation plan. In accordance with the anti-dilution provisions of the warrant contracts, the warrants’ strike price was reduced to $1.46 per share, which was equal to the closing market price of our common stock on August 28, 2015. Holders of warrants representing substantially all of the shares issuable under the July 2014 warrants have waived any adjustment in the number of shares that could be purchased pursuant to their warrants as a result of the change in the strike price.

Because the warrants’ strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants' fair value of $1,420,000. A corresponding entry was made to deferred loan fees. Deferred loan fees, an asset on our balance sheet, are being amortized over the life of the line of credit agreement, which expires on June 1, 2016. During the three and nine months ended September 30, 2015, we recognized $194,000 and $582,000, of amortization expense, respectively, on this asset.

The warrant liability is adjusted to the warrants' fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as unrealized losses (gains) and reported as a component of interest expense on the Company's statement of operations. On December 31, 2014 and September 30, 2015, the warrants were adjusted to their estimated fair value of $1,410,000 and $622,000, respectively. The Company's statement of operations for the three and nine months ended September 30, 2015 include unrealized gains of $250,000 and $788,000, respectively.

The warrants' fair value was calculated using the binomial options-pricing model. Pursuant to the terms of the relevant warrant agreements, the anti-dilution provisions are only applicable if our common stock is issued in certain transactions at a price below the warrant exercise price ($1.46 as of September 30, 2015) before a public offering is closed for at least $10,000,000. In the September 30, 2015 calculation, we assumed that there was a 15% probability that the Company would issue common stock in at least one of those transactions in the remainder of 2015. If the market price of the Company's stock was less than the warrants' exercise price on the date of such issuance, we assumed that the warrants' exercise price would be reduced, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	September 30, 2015	December 31, 2014
Stock price	$1.25	$2.90
Volatility	90.0%	72.5%
Risk-free interest rate	1.15%	1.65%
Exercise price	$1.46	$3.15
Expected life (years)	4.08	4.83
Dividend yield	0%	0%
Private stock offering %	15%	15%
Public stock offering %	80%	80%
Equity raise time period	4th Quarter 2015	4th Quarter 2015

December 4, 2014 Warrants

On December 4, 2014, we issued warrants to individuals who provided guarantees in connection with a $6,000,000 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 960,000 shares of our common stock. The warrants vested immediately and are exercisable any time prior to their expiration on December 4, 2019. These warrants have anti-dilution provisions, under which the warrants' strike price could change if certain future events occur.

When the warrants were issued, they allowed warrant holders to purchase shares of our common stock for $2.71 per share, which was equal to the closing market price of our common stock on December 4, 2014. On August 28, 2015, restricted stock was awarded to our directors pursuant to our director compensation plan. In accordance with the anti-dilution provisions of the warrant contracts, the warrants’ strike price was reduced to $1.46 per share, which was equal to the closing market price of our common stock on August 28, 2015.

Because the warrants’ strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants' fair value of $1,660,000. A corresponding entry was made to deferred loan fees. Deferred loan fees, an asset on our balance sheet, are being amortized over the life of the line of credit agreement, which expires on October 1, 2016. During the three and nine months ended September 30, 2015, we recognized $203,000 and $756,000, of amortization expense, respectively, on this asset.

The warrant liability is adjusted to the warrants' fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as unrealized losses (gains) and reported as a component of interest expense on the Company's statement of operations. On December 31, 2014 and September 30, 2015, the warrants were adjusted to their estimated fair value of $1,790,000 and $787,000, respectively. The Company's statement of operations for the three months and nine months ended September 30, 2015 include unrealized gains of $212,000 and $1,003,000, respectively.

The warrants' fair value was calculated using the binomial options-pricing model. Pursuant to the terms of the relevant warrant agreements, the anti-dilution provisions are applicable if our common stock is issued in certain transactions at a price below the warrant exercise price ($1.46 as of September 30, 2015). In the September 30, 2015 calculation, we assumed that there was a 95% probability that the Company would issue common stock in at least one of those transactions in the remainder of 2015. If the market price of the Company's stock was less than the warrants' exercise price on the date of such issuance, we assumed that the warrants' exercise price would be reduced, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	September 30, 2015	December 31, 2014
Stock price	$1.25	$2.90
Volatility	90.0%	72.5%
Risk-free interest rate	1.15%	1.65%
Exercise price	$1.46	$2.71
Expected life (years)	4.18	4.93
Dividend yield	0%	0%

August 12, 2015 Warrants

On August 12, 2015, we issued warrants to individuals who provided guarantees in connection with a $1,000,000 increase in, and extension of, our December 2014 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 300,000 shares of our common stock. The warrants vested immediately and are exercisable any time prior to their expiration on August 12, 2020. These warrants have anti-dilution provisions, under which the warrants' strike price could change if certain future events occur. Some of the anti-dilution provisions of warrants issued to our officers and directors do not become effective unless and until they are approved by our stockholders.

When the warrants were issued, they allowed warrant holders to purchase shares of our common stock for $1.70 per share, which was equal to the closing market price of our common stock on August 12, 2015. On August 28, 2015, restricted stock was awarded to our directors pursuant to our director compensation plan. In accordance with the anti-dilution provisions of the warrant contracts, the warrants’ strike price was reduced to $1.46 per share, which was equal to the closing market price of our common stock on August 28, 2015.

Because the warrants’ strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants' fair value of $347,000. A corresponding entry was made to deferred loan fees. Deferred loan fees, an asset on our balance sheet, are being amortized over the life of the line of credit agreement, which expires on October 1, 2016. During the period ended September 30, 2015, we recognized $50,000 of amortization expense on this asset.

The warrant liability is adjusted to the warrants' fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as unrealized losses (gains) and reported as a component of interest expense on the Company's statement of operations. In the September 30, 2015 calculation, we assumed that there was a 100% probability that any adjustment to the strike price, including the adjustment of the stock price to $1.46 per share, would be approved by stockholders. On September 30, 2015, the warrants were adjusted to their estimated fair value of $261,000. The Company's statement of operations for the three and nine months ended September 30, 2015 include an unrealized gain of $86,000. The unrealized gain corresponds with the decrease in the warrant liability since August 12, 2015.

The warrants' fair value was calculated using the binomial options-pricing model. Pursuant to the terms of the relevant warrant agreements, the anti-dilution provisions are applicable if our common stock is issued in certain transactions at a price below the warrant exercise price ($1.46 as of September 30, 2015). In the September 30, 2015 calculation, we assumed that there was a 95% probability that the Company would issue common stock in at least one of those transactions in the remainder of 2015. If the market price of the Company's stock was less than the warrants' exercise price on the date of such issuance, we assumed that the warrants' exercise price would be reduced, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	September 30, 2015	August 12, 2015
Stock price	$1.25	$1.70
Volatility	90.0%	82.5%
Risk-free interest rate	1.37%	1.52%
Exercise price	$1.46	$1.70
Expected life (years)	4.87	5
Dividend yield	0%	0%

The following table summarizes the derivative warrant activity since December 31, 2014:

	Weighted- Average Exercise Price		Warrants Outstanding December 31, 2014	Warrants Issued in 2015	Warrants Outstanding September 30, 2015
Warrants issued July 30, 2014	$1.46		800	-	800
Warrants issued December 4, 2014	$1.46		960	-	960
Warrants issued August 12, 2015	$1.46	*	-	300	300
Total	$1.46		1,760	300	2,060

* Assumes adjustment of strike price for warrants to the purchase 249,990 shares is approved by stockholders.

The following table summarizes changes in the derivative warrants' fair values since December 31, 2014:

	Warrants Issued on July 30, 2014	Warrants Issued on December 4, 2014	Warrants Issued on August 12, 2015	Total
Fair value of outstanding warrants as of December 31, 2014	$1,410	$1,790	$-	3,200
Fair value of outstanding warrants issued on August 12, 2015	-	-	347	347
Change in fair value of warrants through 3rd Quarter 2015	(788)	(1,003)	(86)	(1,877)
Fair value of outstanding warrants as of September 30, 2015	$622	$787	$261	$1,670